As filed with the Securities and Exchange Commission on March 25, 2010
Commission File Nos.  333-119656
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 15	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 209	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Anthony L. Dowling, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[   ]          immediately upon filing pursuant to paragraph (b)
[X]          on April 8, 2010 pursuant to paragraph (b)
[   ]          60 days after filing pursuant to paragraph (a)(1)
[   ]          on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ X]          this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 15, is to designate a new effective date of the Post-Effective Amendment No. 14, which was filed on January 27, 2010 (Accession No.  0001045032-10-000007).  Parts A, B and C of Post-Effective Amendment No. 14 are unchanged and hereby incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 25th day of March, 2010.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, Secretary,
And General Counsel

Jackson National Life Insurance Company
(Depositor)

By: THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, Secretary,
and General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

* THOMAS J. MEYER	March 25, 2010
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

* THOMAS J. MEYER	March 25, 2010
Michael A. Wells, Director

* THOMAS J. MEYER	March 25, 2010
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

* THOMAS J. MEYER	March 25, 2010
Robert A. Fritts, Senior Vice President
and Controller

* THOMAS J. MEYER	March 25, 2010
James R. Sopha, Executive Vice President
and Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact.
pursuant to Power of Attorney executed on
January 4, 2010